UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)           (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of September 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 79.68%
3M Co.	$350,000	2.250%	9/19/2026	$350,316
3M Co.	350,000	2.875%	10/15/2027	363,997
Activision Blizzard, Inc.	650,000	2.300%	9/15/2021	651,857
Agilent Technologies, Inc.	400,000	3.200%	10/1/2022	409,491
Allergan, Inc.	450,000	2.800%	3/15/2023	454,388
Amazon.com, Inc.	500,000	2.500%	11/29/2022	508,996
Amazon.com, Inc.	500,000	3.150%	8/22/2027	531,609
American Express Co.	218,000	2.500%	8/1/2022	220,264
American Express Co.	300,000	3.000%	10/30/2024	310,014
Amgen, Inc.	264,000	2.125%	5/1/2020	263,936
Amgen, Inc.	500,000	2.700%	5/1/2022	507,587
Amgen, Inc.	400,000	2.650%	5/11/2022	405,386
Anthem, Inc.	250,000	2.500%	11/21/2020	251,301
Apple, Inc.	500,000	2.900%	9/12/2027	521,023
Apple, Inc.	450,000	3.850%	5/4/2043	505,522
Apple, Inc.	500,000	3.450%	2/9/2045	530,873
Apple, Inc.	250,000	3.750%	9/12/2047	279,509
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	152,575
AT&T, Inc.	100,000	3.950%	1/15/2025	106,832
Avnet, Inc.	250,000	4.625%	4/15/2026	269,235
Bank of America Corp.	500,000	6.300%	3/10/2026	562,927
Bank of America Corp.	350,000	3.250%	8/23/2039	337,470
Becton Dickinson and Co.	52,000	2.675%	12/15/2019	52,015
Best Buy Co., Inc.	475,000	5.500%	3/15/2021	492,502
Biogen, Inc.	650,000	3.625%	9/15/2022	676,056
CA,Inc.	350,000	4.500%	8/15/2023	364,845
CA,Inc.	250,000	4.700%	3/15/2027	260,100
Capital One Financial Corp.	400,000	3.900%	1/29/2024	422,874
Celgene Corp.	200,000	2.875%	8/15/2020	201,136
Celgene Corp.	900,000	3.250%	8/15/2022	927,625
Celgene Corp.	158,000	3.875%	8/15/2025	170,670
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	514,692
Discovery Communications LLC	330,000	3.250%	4/1/2023	338,834
Discovery Communications LLC	250,000	3.800%	3/13/2024	260,893
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	212,081
eBay, Inc.	500,000	3.600%	6/5/2027	521,204
Flex Ltd.	250,000	5.000%	2/15/2023	266,423
Ford Motor Credit Co. LLC	200,000	3.813%	10/12/2021	202,763
General Electric Co.	164,000	5.500%	1/8/2020	165,284
General Electric Co.	250,000	5.550%	5/4/2020	253,624
General Electric Co.	250,000	3.150%	9/7/2022	253,855
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	258,373
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	356,122
Gilead Sciences, Inc.	475,000	2.950%	3/1/2027	490,204
Infinity Property & Casualty Corp.	250,000	5.000%	9/19/2022	266,263
International Paper Co.	250,000	3.800%	1/15/2026	265,770

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Jabil, Inc.	$210,000	4.700%	9/15/2022	$222,194
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	259,903
JP Morgan Chase & Co	250,000	2.400%	6/7/2021	251,259
Juniper Networks, Inc.	500,000	4.350%	6/15/2025	533,907
Lam Research Corp.	395,000	2.800%	6/15/2021	399,821
Lam Research Corp.	300,000	3.750%	3/15/2026	320,634
Levi Strauss & Co.	500,000	5.000%	5/1/2025	521,780
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	426,658
Marathon Oil Corp.	550,000	3.850%	6/1/2025	572,311
McKesson Corp.	222,000	2.850%	3/15/2023	224,930
MetLife, Inc.	250,000	5.875%	9/15/2166	270,850
Micron Technology, Inc.	450,000	5.500%	2/1/2025	462,539
Microsoft Corp.	450,000	3.500%	11/15/2042	495,981
Moody's Corp.	350,000	3.250%	6/7/2021	357,133
Morgan Stanley	500,000	6.250%	8/9/2026	606,665
Morgan Stanley	250,000	4.350%	9/8/2026	270,943
NetApp, Inc.	150,000	3.375%	6/15/2021	152,700
NetApp, Inc.	275,000	3.250%	12/15/2022	280,181
NetApp, Inc.	350,000	3.300%	9/29/2024	357,852
Newell Brands, Inc.	200,000	5.000%	11/15/2023	205,348
Nordstrom, Inc.	831,000	4.750%	5/1/2020	842,712
NortonLifeLock, Inc.	500,000	4.200%	9/15/2020	506,378
NVIDIA Corp.	350,000	2.200%	9/16/2021	350,744
Oracle Corp.	500,000	4.125%	5/15/2045	566,929
Princeton University	250,000	2.612%	7/1/2026	254,010
QUALCOMM, Inc.	370,000	2.250%	5/20/2020	370,199
QUALCOMM, Inc.	500,000	3.000%	5/20/2022	512,743
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	514,306
Ralph Lauren Corp.	250,000	3.750%	9/15/2025	268,489
RPM International, Inc.	250,000	3.750%	3/15/2027	259,810
Seagate HDD Cayman	175,000	4.250%	3/1/2022	180,782
Seagate HDD Cayman	250,000	4.750%	6/1/2023	261,668
Starbucks Corp.	500,000	2.700%	6/15/2022	508,292
Starbucks Corp.	436,000	3.800%	8/15/2025	472,152
Starbucks Corp.	250,000	2.450%	6/15/2026	252,036
Stryker Corp.	359,000	3.375%	11/1/2025	381,003
Stryker Corp.	211,000	3.500%	3/15/2026	224,786
SunTrust Banks, Inc.	200,000	5.125%	6/15/2049	200,680
Tapestry, Inc.	500,000	4.250%	4/1/2025	523,659
Tapestry, Inc.	200,000	4.125%	7/15/2027	204,110
Target Corp.	500,000	2.500%	4/15/2026	510,166
The American Museum of Natural History	300,000	2.729%	7/15/2022	304,087
The Boeing Co.	500,000	3.300%	3/1/2035	503,317
The Boeing Co.	100,000	3.500%	3/1/2045	101,246
The Boeing Co.	100,000	3.375%	6/15/2046	100,589
The Clorox Co.	250,000	3.050%	9/15/2022	256,427

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
The Gap, Inc.	$250,000	5.950%	4/12/2021	$259,364
The Goldman Sachs Group, Inc.	183,000	5.785%	11/10/2166	183,915
The Walt Disney Co.	250,000	8.875%	4/26/2023	305,934
United Technologies Corp.	250,000	1.900%	5/4/2020	249,744
Valero Energy Corp.	502,000	3.650%	3/15/2025	531,520
Vmware, Inc.	200,000	2.300%	8/21/2020	200,137
VMware, Inc.	650,000	2.950%	8/21/2022	659,334
VMware, Inc.	250,000	3.900%	8/21/2027	257,339
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	263,816
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	516,760
Wells Fargo & Co.	1,000,000	5.900%	6/15/2024	1,064,125

Total Corporate Bonds (Cost $36,704,303)				37,806,213

FOREIGN BONDS - 1.88%
CNH Industrial NV	300,000	4.500%	8/15/2023	318,633
HSBC Holdings PLC	25,000	4.250%	3/14/2024	26,322
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	545,695

Total Foreign Bonds (Cost $862,528)				890,650

GOVERNMENT BOND - 0.52%
Federal Farm Credit Banks Funding Corp.	250,000	2.360%	6/16/2025	249,976

Total Government Bond (Cost $249,175)				249,976

MUNICIPAL BONDS - 9.94%
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	61,120
California Housing Finance	260,000	3.650%	8/1/2025	277,464
City & County of San Francisco CA Community
Facilities District No 2014-1	300,000	3.108%	9/1/2024	311,652
City of New York NY	170,000	3.450%	3/1/2026	183,382
City of San Francisco CA Public Utilities
Commission Water Revenue	250,000	2.900%	11/1/2025	261,840
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	368,382
Kentucky State Property & Building Commission	340,000	2.564%	5/1/2021	341,486
New Brunswick Parking Authority	215,000	8.420%	9/1/2040	227,186
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000	4.905%	11/1/2024	368,173
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	287,664
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	271,437
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	237,946
Regents of the University of California Medical
Center Pooled Revenue	70,000	2.459%	5/15/2026	71,117
Sacramento County Public Financing Authority	265,000	3.793%	4/1/2022	274,959
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - Continued

San Antonio Water System	$185,000	3.206%	5/15/2030	$195,658
San Francisco City & County Redevelopment
Financing Authority	160,000	9.000%	8/1/2041	174,934
State of Ohio	350,000	4.994%	12/15/2020	362,939
State of Oregon	250,000	3.577%	8/1/2029	263,020
University of California	25,000	3.039%	5/15/2027	26,338
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	149,155

Total Municipal Bonds (Cost $4,603,762)				4,715,852

EXCHANGE-TRADED PRODUCTS - 4.20%
			Shares
BlackRock Taxable Municipal Bond Trust			25,000	618,000
Guggenheim Taxable Municipal Managed Duration Trust			15,000	358,500
VanEck Vectors Preferred Securities ex Financials ETF			50,000	1,015,000

Total Exchange-Traded Products (Cost $1,977,253)				1,991,500

SHORT-TERM INVESTMENT - 2.15%			Shares
§	Blackrock Treasury Trust Fund - Institutional Class Shares, 1.85%		1,020,605	1,020,605

Total Short-Term Investment (Cost $1,020,605)				1,020,605

Total Value of Investments (Cost $45,417,626)(a) - 98.37%				$46,674,796

Other Assets Less Liabilities - 1.63%				774,175

Net Assets - 100.00%				$47,448,971

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,292,110
Aggregate gross unrealized depreciation				(34,940)

Net unrealized appreciation				$1,257,170

The following acronyms or abbreviations are used in this portfolio:
LLC - Limited Liability Company
PLC - Public Limited Company
NV - Netherlands Company
§	Represents 7-day effective yield as of September 30, 2019

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2019

	Summary of Investments	% of Net
		Assets	Value
	Corporate Bonds	79.68%	$37,806,213
	Foreign Bonds	1.88%	890,650
	Government Bond	0.52%	249,976
	Municipal Bonds	9.94%	4,715,852
	Exchange-Traded Products	4.20%	1,991,500
	Short-Term Investment	2.15%	1,020,605
	Liabilities in Excess of Other Assets	1.63%	774,175
	Total Net Assets	100.00%	$47,448,971

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2019

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.  Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$37,806,213	$-	$37,806,213	$-
Foreign Bonds	890,650	-	890,650	-
Government Bond	249,976	-	249,976	-
Municipal Bonds	4,715,852	-	4,715,852	-
Exchange-Traded Products	1,991,500	1,991,500	-	-
Short-Term Investment	1,020,605	1,020,605	-	-
Total Assets	$46,674,796	$3,012,105	$43,662,691	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	November 27, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	November 27, 2019